Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets And Liabilities
Schedule of other assets and liabilities

Assets		12.31.2024	12.31.2023
Escrow account and/ or collateral	(a)	750	1,009
Advances to suppliers	(b)	2,207	1,814
Prepaid expenses	(c)	351	453
Derivatives transactions	(d)	29	92
Assets related to E&P partnerships	(e)	378	255
Others		336	262
		4,051	3,885
Current		1,550	1,570
Non-Current		2,501	2,315

Liabilities		12.31.2024	12.31.2023
Obligations arising from divestments	(f)	914	1,200
Contractual retentions	(g)	611	716
Advances from customers	(h)	270	692
Provisions for environmental expenses, research and development and fines	(i)	681	708
Other taxes	(j)	301	376
Unclaimed dividends	(k)	276	337
Derivatives transactions	(d)	129	62
Obligations arising from acquisition of equity interests	(l)	130	156
Various creditors		99	138
Others		414	520
		3,825	4,905
Current		2,205	3,015
Non-Current		1,620	1,890